Risk Management and Report (Details) - Schedule of financial ratios	12 Months Ended
Dec. 31, 2022
Maximum [Member]
Risk Management and Report (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/ Net Funding 30 days	218.00%
Liabilities>1 year/ Assets >1 year	101.00%
Deposits/Loans	68.00%
Minimum [Member]
Risk Management and Report (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/ Net Funding 30 days	174.00%
Liabilities>1 year/ Assets >1 year	93.00%
Deposits/Loans	63.00%
Average [Member]
Risk Management and Report (Details) - Schedule of financial ratios [Line Items]
Liquid Assets/ Net Funding 30 days	193.00%
Liabilities>1 year/ Assets >1 year	98.00%
Deposits/Loans	66.00%